Financial Information of Parent Company Balance Sheets (Parenthetical) (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	583,578,303	569,206,989
Ordinary shares, shares outstanding	583,578,303	569,206,989
Parent Company
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	583,578,303	569,206,989
Ordinary shares, shares outstanding	583,578,303	569,206,989